UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Bond Fund

Eaton Vance Short Duration Real Return Fund (formerly, Eaton Vance Short Term Real Return Fund)

Eaton Vance

Short Duration Real Return Fund

January 31, 2014 (Unaudited)

Eaton Vance Short Duration Real Return Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust (the Trust), pursues its investment objective by generally investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2014, the Fund owned 51.2% of CMBS Portfolio’s outstanding interest and 0.1% of Floating Rate Portfolio’s outstanding interests. The Fund may also invest directly in securities and other instruments. The Fund’s Portfolio of Investments at January 31, 2014 is set forth below.

Eaton Vance

Short Duration Real Return Fund

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
CMBS Portfolio (identified cost, $13,186,831)		$13,144,443	20.7%

Floating Rate Portfolio (identified cost, $20,404,695)		20,768,747	32.8

Total Investments in Affiliated Portfolios (identified cost $33,591,526)		$33,913,190	53.5%

U.S. Treasury Obligations

Security	Principal Amount (000’s omitted)	Value	% of Net Assets
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/16(1)	$1,911	$1,971,556	3.1%
0.125%, 4/15/17(1)	5,028	5,210,317	8.2
0.125%, 4/15/18(1)	5,243	5,418,588	8.6
0.50%, 4/15/15(1)	5,593	5,725,254	9.0
1.25%, 4/15/14(1)	2,203	2,215,886	3.5
1.625%, 1/15/18(1)	3,227	3,543,867	5.6
2.00%, 1/15/16(1)(2)	5,871	6,270,649	9.9
2.125%, 1/15/19(1)	1,411	1,597,934	2.5
2.375%, 1/15/17(1)	3,467	3,836,352	6.1

Total U.S. Treasury Obligations (identified cost $35,706,244)		$35,790,403	56.5%

Short-Term Investments

Description	Interest (000’s omitted)	Value	% of Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.13%(3)	$219	$219,471	0.3%

Total Short-Term Investments (identified cost $219,471)		$219,471	0.3%

Total Investments (identified cost $69,517,241)		$69,923,064	110.3%

Other Assets, Less Liabilities		$(6,554,471)	(10.3)%

Net Assets		$63,368,593	100.0%

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)	Security (or a portion thereof) was purchased on a forward commitment basis.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended
January 31, 2014 was $181.

1

A summary of open financial instruments at January 31, 2014 is as follows:

Inflation Swaps

Counterparty	Notional Amount	Fund Pays (Annual Rate)	Fund Receives	Termination Date	Net Unrealized Depreciation
Citibank NA	$7,000,000	1.780%	Return on CPI-U (NSA)	5/14/15	$(74,917)
Citibank NA	8,000,000	1.875	Return on CPI-U (NSA)	7/2/16	(31,011)
Citibank NA	5,000,000	2.055	Return on CPI-U (NSA)	9/3/17	(34,637)
Credit Suisse International	4,000,000	2.205	Return on CPI-U (NSA)	2/22/15	(50,941)
Wells Fargo Bank, NA	4,000,000	2.210	Return on CPI-U (NSA)	2/8/15	(59,822)

					$(251,328)

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount	Fund Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
CME Group, Inc.	$8,000,000	Pays	3-month USD- LIBOR-BBA	0.825%	7/2/16	$47,317
CME Group, Inc.	5,000,000	Pays	3-month USD- LIBOR-BBA	1.367	9/3/17	81,078

						$128,395

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Citibank NA	$4,000,000	Pays	3-month USD- LIBOR-BBA	0.499%	7/13/14	$4,971
Credit Suisse International	6,000,000	Pays	3-month USD- LIBOR-BBA	0.409	2/8/15	15,795

						$20,766

At January 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

At January 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $149,161 and $251,328, respectively.

The cost and unrealized appreciation (depreciation) of investments (other than affiliated Portfolios) of the Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,927,036

Gross unrealized appreciation	$119,421
Gross unrealized depreciation	(36,583)

Net unrealized appreciation	$82,838

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

2

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$33,913,190	$—	$—	$33,913,190
U.S. Treasury Obligations	—	35,790,403	—	35,790,403
Short-Term Investments	—	219,471	—	219,471
Total Investments	$33,913,190	$36,009,874	$—	$69,923,064
Swap Contracts	$—	$149,161	$—	$149,161
Total	$33,913,190	$36,159,035	$—	$70,072,225

Liability Description
Swap Contracts	$—	$(251,328)	$—	$(251,328)
Total	$—	$(251,328)	$—	$(251,328)

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective November 1, 2013, the name of Eaton Vance Short Duration Real Return Fund was changed from Eaton Vance Short Term Real Return Fund.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

3

Eaton Vance

Bond Fund

January 31, 2014 (Unaudited)

Eaton Vance Bond Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $202,191,492 and the Fund owned 98.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Bond Portfolio

January 31, 2014 (Unaudited)

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 28.1%

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 3.2%
ADT Corp. (The), 3.50%, 7/15/22	$4,480	$3,874,394
ServiceMaster Co., 7.00%, 8/15/20	1,720	1,750,100
ServiceMaster Co., 7.45%, 8/15/27	1,000	862,500

		$6,486,994

Computers — 3.3%
Dell, Inc., 5.40%, 9/10/40	$5,142	$3,547,980
Hewlett-Packard Co., 6.00%, 9/15/41	3,150	3,235,192

		$6,783,172

Diversified Financial Services — 2.3%
SLM Corp., 5.625%, 8/1/33	$2,964	$2,497,170
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)	2,475	2,246,062

		$4,743,232

Health Care – Services — 0.2%
CHS/Community Health Systems, Inc., 6.875%, 2/1/22(1)	$310	$318,331

		$318,331

Holding Company – Diversified — 2.5%
Leucadia National Corp., 5.50%, 10/18/23	$5,000	$5,141,755

		$5,141,755

Insurance — 1.0%
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(2)	$2,130	$2,098,050

		$2,098,050

Iron & Steel — 1.7%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40	$4,385	$3,551,135

		$3,551,135

Media — 1.2%
Time Warner Cable, Inc., 4.50%, 9/15/42	$3,335	$2,568,137

		$2,568,137

Mining — 3.8%
Alcoa, Inc., 5.95%, 2/1/37	$3,123	$2,990,500
Newmont Mining Corp., 3.50%, 3/15/22	2,740	2,414,080
Southern Copper Corp., 5.25%, 11/8/42	2,925	2,369,291

		$7,773,871

Oil & Gas — 2.2%
Concho Resources, Inc., 5.50%, 4/1/23	$1,900	$1,928,500
Murphy Oil Corp., 5.125%, 12/1/42	2,780	2,525,052

		$4,453,552

Security	Principal Amount (000’s omitted)	Value
Pipelines — 1.4%
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23(1)	$1,935	$1,847,925
Sabine Pass Liquefaction, LLC, 6.25%, 3/15/22(1)	945	948,544

		$2,796,469

Retail — 2.1%
JC Penney Corp., Inc., 6.375%, 10/15/36	$3,214	$2,177,485
JC Penney Corp., Inc., 7.40%, 4/1/37	1,942	1,335,125
rue21, Inc., 9.00%, 10/15/21(1)	1,170	871,650

		$4,384,260

Semiconductors — 1.2%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	$2,040	$1,978,800
Advanced Micro Devices, Inc., 7.75%, 8/1/20	500	500,000

		$2,478,800

Telecommunications — 2.0%
Avaya, Inc., 10.50%, 3/1/21(1)	$2,860	$2,659,800
Sprint Capital Corp., 6.875%, 11/15/28	750	720,000
Sprint Corp., 7.875%, 9/15/23(1)	750	802,500

		$4,182,300

Total Corporate Bonds & Notes (identified cost $59,777,753)		$57,760,058

Foreign Corporate Bonds — 15.4%

Security	Principal Amount* (000’s omitted)	Value
Banks — 0.7%
HBOS PLC, 6.00%, 11/1/33(1)	1,500	$1,517,334

		$1,517,334

Commercial Services — 1.4%
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)	3,200	$2,808,000

		$2,808,000

Diversified Financial Services — 1.2%
Santander UK PLC, 5.00%, 11/7/23(1)	2,542	$2,575,725

		$2,575,725

Electric — 2.0%
Enel Finance International NV, 6.00%, 10/7/39(1)	4,033	$4,042,167

		$4,042,167

Foods — 1.2%
Delhaize Group SA, 5.70%, 10/1/40	2,566	$2,565,151

		$2,565,151

Mining — 1.1%
Barrick Gold Corp., 5.25%, 4/1/42	2,580	$2,239,406

		$2,239,406

Oil & Gas — 1.1%
Petrobras Global Finance BV, 5.625%, 5/20/43	2,800	$2,214,593

		$2,214,593

Security	Principal Amount (000’s omitted)		Value
Telecommunications — 6.7%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	25,910	$1,762,459
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23(1)		2,010	1,871,813
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/22(1)		1,870	1,753,125
Telecom Italia Capital SA, 6.00%, 9/30/34		5,335	4,841,512
Telecom Italia Capital SA, 7.20%, 7/18/36		900	902,250
Telemar Norte Leste SA, 5.50%, 10/23/20(1)		2,820	2,654,325

			$13,785,484

Total Foreign Corporate Bonds (identified cost $31,861,282)			$31,747,860

Foreign Government Bonds — 12.3%

Security	Principal Amount (000’s omitted)		Value
Canada — 6.3%
Canada Housing Trust, 2.95%, 3/15/15(1)	CAD	14,150	$12,976,964

			$12,976,964

Mexico — 5.1%
Mexican Bonos, 7.75%, 5/29/31	MXN	137,546	$10,580,346

			$10,580,346

New Zealand — 0.9%
New Zealand Government Bond, 6.00%, 12/15/17	NZD	2,080	$1,808,807

			$1,808,807

Total Foreign Government Bonds (identified cost $27,163,020)			$25,366,117

Convertible Bonds — 8.7%

Security	Principal Amount (000’s omitted)		Value
Health Care – Products — 0.8%
Hologic, Inc., 0.00%, 12/15/43		$1,620	$1,712,137

			$1,712,137

Home Builders — 3.8%
KB Home, 1.375%, 2/1/19		$3,800	$3,959,125
Ryland Group, Inc. (The), 0.25%, 6/1/19		4,000	3,835,000

			$7,794,125

Semiconductors — 2.2%
Novellus Systems, Inc., 2.625%, 5/15/41		$2,800	$4,432,750

			$4,432,750

Telecommunications — 1.9%
Ciena Corp., 3.75%, 10/15/18(1)		$2,735	$3,909,341

			$3,909,341

Total Convertible Bonds (identified cost $16,463,071)			$17,848,353

Commercial Mortgage-Backed Securities — 4.2%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class C, 4.70%, 11/15/25(1)	$815	$813,190
A10 Securitization, LLC, Series 2013-1, Class D, 6.41%, 11/15/25(1)	339	338,589
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	1,000	1,136,853
COMM, Series 2013-CR9, Class D, 4.261%, 7/10/45(1)(3)	943	821,757
COMM, Series 2013-CR10, Class D, 4.798%, 8/10/46(1)(3)	484	440,226
HILT, Series 2013-HLT, Class EFX, 4.453%, 11/5/30(1)(3)	850	871,052
JPMBB, Series 2013-C17, Class D, 4.887%, 1/15/47(1)(3)	1,785	1,616,666
JPMCC, Series 2013-C13, Class D, 4.056%, 1/15/46(1)(3)	625	539,110
WFCM, Series 2013-LC12, Class D, 4.304%, 7/15/46(1)(3)	2,400	2,072,542

Total Commercial Mortgage-Backed Securities (identified cost $8,361,506)		$8,649,985

Tax-Exempt Investments — 0.4%

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 0.4%
Detroit, MI, Water Supply System, 5.25%, 7/1/41	$938	$866,946

Total Tax-Exempt Investments (identified cost $850,296)		$866,946

Senior Floating-Rate Interests — 2.4%(4)

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 1.6%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, 7/12/21	$1,600	$1,640,667
Education Management LLC, Term Loan, 6/1/16(5)	1,800	1,729,800

		$3,370,467

Commercial Services — 0.1%
Rural/Metro Corporation, Term Loan, 9.00%, (8.00% Cash, 1.00% PIK), 6/29/18	$200	$196,000

		$196,000

Electronics — 0.5%
Answers Corporation, Term Loan - Second Lien, 11.00%, 6/19/20	$950	$933,375

		$933,375

Retail — 0.2%
rue21, Inc., Term Loan, 5.63%, 10/7/20	$399	$349,458

		$349,458

Total Senior Floating-Rate Interests (identified cost $4,787,541)		$4,849,300

Common Stocks — 16.0%

Security	Shares	Value
Banks — 1.4%
Regions Financial Corp.	274,100	$2,787,597

		$2,787,597

Biotechnology — 0.3%
Vertex Pharmaceuticals, Inc.(6)	7,701	$608,687

		$608,687

Chemicals — 4.2%
Arkema SA	36,729	$3,912,112
LyondellBasell Industries NV, Class A	29,979	2,361,146
PPG Industries, Inc.	13,235	2,413,535

		$8,686,793

Computers — 1.3%
SanDisk Corp.	38,234	$2,659,175

		$2,659,175

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	10,191	$957,037

		$957,037

Mining — 2.0%
Freeport-McMoRan Copper & Gold, Inc.	122,978	$3,985,717

		$3,985,717

Miscellaneous Manufacturing — 0.9%
Donaldson Co., Inc.	46,635	$1,924,160

		$1,924,160

Oil & Gas — 0.9%
Occidental Petroleum Corp.	21,312	$1,866,292

		$1,866,292

Semiconductors — 2.0%
Applied Materials, Inc.	78,168	$1,314,786
Intel Corp.	114,305	2,805,044

		$4,119,830

Telecommunications — 2.5%
Corning, Inc.	126,085	$2,169,923
Telefonaktiebolaget LM Ericsson ADR	247,763	3,045,007

		$5,214,930

Total Common Stocks (identified cost $29,528,108)		$32,810,218

Convertible Preferred Stocks — 5.6%

Security	Shares	Value
Automotive & Parts — 1.2%
Goodyear Tire & Rubber Co. (The), 5.875%	38,000	$2,494,700

		$2,494,700

Security	Shares	Value
Health Care – Products — 0.1%
Alere, Inc., 3.00%	590	$175,820

		$175,820

Oil & Gas — 2.0%
Chesapeake Energy Corp., 5.75%(1)	3,650	$4,204,344

		$4,204,344

Real Estate Investment Trusts (REITs) — 2.3%
iStar Financial, Inc., Series J, 4.50%	70,000	$4,646,600

		$4,646,600

Total Convertible Preferred Stocks (identified cost $9,378,312)		$11,521,464

Preferred Stocks — 3.8%

Security	Shares	Value
Banks — 1.6%
First Tennessee Bank, 3.75%(1)(7)	1,950	$1,331,484
Lloyds Banking Group PLC, 6.657% to 5/21/37(1)(2)	2,045	2,015,612

		$3,347,096

Diversified Financial Services — 1.1%
SLM Corp., 1.943%(7)	33,140	$2,266,985

		$2,266,985

Insurance — 0.5%
XLIT, Ltd., 3.359%(7)	1,085	$920,215

		$920,215

Iron & Steel — 0.6%
Cliffs Natural Resources, Inc., 7.00%	68,000	$1,295,502

		$1,295,502

Total Preferred Stocks (identified cost $8,007,124)		$7,829,798

Short-Term Investments — 13.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(8)	$28,190	$28,189,602

Total Short-Term Investments (identified cost $28,189,602)		$28,189,602

Total Investments — 110.6% (identified cost $224,367,615)		$227,439,701

Other Assets, Less Liabilities — (10.6)%		$(21,831,682)

Net Assets — 100.0%		$205,608,019

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	-	Payment In Kind

ACRE	-	Americold LLC Trust

ADR	-	American Depositary Receipt

COMM	-	Commercial Mortgage Pass-Through Certificates

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

CAD	-	Canadian Dollar

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $60,005,031 or 29.2% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2014.

(4)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)	This Senior Loan will settle after January 31, 2014, at which time the interest rate will be determined.

(6)	Non-income producing security.

(7)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $5,961.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	77.0%	$158,334,729
Canada	7.4	15,216,370
Mexico	6.0	12,342,805
Netherlands	3.0	6,256,760
United Kingdom	3.0	6,108,671
Italy	2.8	5,743,762
Brazil	2.7	5,462,325
France	1.9	3,912,112
Sweden	1.5	3,045,007
Ireland	1.5	3,018,265
Belgium	1.2	2,565,151
India	0.9	1,871,812
New Zealand	0.9	1,808,807
Colombia	0.8	1,753,125

Total Investments	110.6%	$227,439,701

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$224,831,484

Gross unrealized appreciation	$8,449,847
Gross unrealized depreciation	(5,841,630)

Net unrealized appreciation	$2,608,217

The Portfolio did not have any open financial instruments at January 31, 2014.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Corporate Bonds & Notes	$—	$57,760,058		$—	$57,760,058
Foreign Corporate Bonds	—	31,747,860		—	31,747,860
Foreign Government Bonds	—	25,366,117		—	25,366,117
Convertible Bonds	—	17,848,353		—	17,848,353
Commercial Mortgage-Backed Securities	—	8,649,985		—	8,649,985
Tax-Exempt Investments	—	866,946		—	866,946
Senior Floating-Rate Interests	—	4,849,300		—	4,849,300
Common Stocks	28,898,106	3,912,112	*	—	32,810,218
Convertible Preferred Stocks	2,494,700	9,026,764		—	11,521,464
Preferred Stocks	—	7,829,798		—	7,829,798
Short-Term Investments	—	28,189,602		—	28,189,602
Total Investments	$31,392,806	$196,046,895		$—	$227,439,701

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2014